Identified Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Changes in Identified Intangible Assets

The changes in identified intangible assets were as follows:

	Total	Other intangible assets	Software
Balance as of January 1, 2014:
Cost	2,697	2,560	137
Accumulated amortization/impairment	(1,942)	(1,848)	(94)

Book value	755	712	43
Changes in book value:
Acquisitions/additions	58		58
Amortization and write-downs	(186)	(155)	(31)
Translation differences	(54)	(49)	(5)

Total changes	(182)	(204)	22
Balance as of December 31, 2014:
Cost	1,866	1,715	151
Accumulated amortization/impairment	(1,293)	(1,207)	(86)

Book value	573	508	65
Changes in book value:
Acquisitions/additions	8,551	8,543	8
Transfer to assets held for sale	(38)	(38)	—
Amortization and write-downs	(255)	(229)	(26)
Translation differences	(41)	(35)	(6)

Total changes	8,217	8,241	(24)
Balance as of December 31, 2015:
Cost	9,978	9,832	146
Accumulated amortization/impairment	(1,188)	(1,083)	(105)

Book value	8,790	8,749	41

Summary of Identified Intangible Assets

Identified intangible assets as of December 31, 2015 and 2014 respectively were composed of the following:

	December 31, 2015		December 31, 2014
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization

IPR&D 1)	2,016	—	—	—
Marketing-related	119	(18)	17	(16)
Customer-related	1,287	(224)	400	(223)
Technology-based	6,410	(841)	1,298	(968)

	9,832	(1,083)	1,715	(1,207)
Software 2)	146	(105)	151	(86)

Identified intangible assets	9,978	(1,188)	1,866	(1,293)

1)	IPR&D is not subject to amortization until completion or abandonment of the associated research and development effort. The IPR&D acquired in the acquisition of Freescale encompasses a broad technology portfolio of product innovations. As of December 31, 2015 we are still obtaining information relative to the percent complete and remaining costs to complete for each project.
2)	Software includes $26 million (2014: $49 million) related to assets acquired under non-cancellable software licenses. The financial obligations from these contractor agreements are reflected in capital leases debt. Future payments are $14 million (2016) and $12 million (2017).

Other Identified Intangible Assets [Member]
Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for these identified intangible assets, excluding software, for each of the five succeeding years is:

2016	1,436
2017	1,490
2018	1,482
2019	1,424
2020	1,174

Computer Software, Intangible Asset [Member]
Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for software as of December 31, 2015 for each of the five succeeding years is:

2016	23
2017	16
2018	2
2019	—
2020	—